Stockholders' Equity and Pro Forma Earnings Per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Stockholders' Equity and Pro Forma Earnings Per Share
Stockholders' Equity and Pro Forma Earnings Per Share
Earnings Per Unit

The Partnership's limited partner units were issued November 24, 2014. However, the net income per common unit on the Consolidated Statements of Comprehensive Loss is based on the net income of the Partnership for the full years presented, since the entities were under common control as described in Note 1.

The Partnership's net loss was allocated wholly to the limited partner units as the General Partner did not have an economic interest.

Basic net loss per common unit is calculated by dividing net loss by the weighted-average number of common units outstanding during the period. Although the units were not issued until November 24, 2014, units issued for common control entities have been calculated based on the weighted average units outstanding as if they were outstanding from the beginning of the periods presented, in conjunction with the treatment of common control entities.

	Year Ended December 31,
	2015	2014
Net (loss) income	$(21,819,431)	$4,477,977
Net (loss) earnings per limited partner unit	(0.73)	0.21
Weighted-average common units outstanding	30,000,000	21,056,073

Common Stock Offering

On October 14, 2016, Mammoth Inc.’s common stock began trading on The Nasdaq Global Select Market under the symbol “TUSK.” On October 19, 2016, the Company closed the IPO of 7,750,000 shares of common stock at $15.00 per share. Net proceeds to Mammoth Inc. from its sale of 7,500,000 shares of common stock were approximately $103.1 million.

The authorized capital stock of the Company consists of 200 million shares of common stock, par value $0.01 per share.

(Loss) Earnings Per Share

The number of common shares outstanding on a fully-converted basis was the same before and after any conversion of our owner units. Each time one common share was issued upon conversion of investor units, the number of common shares went up by one, and the number of common units outstanding that were convertible went down by one.  Accordingly, for the year ended December 31, 2015 and 2014, there was no difference between common stock basic and diluted earnings per share because the conversion of common units into common shares did not impact the number of common shares on a fully-converted basis.

Year Ended December 31,	Weighted Average Shares Outstanding	Share Issuance at IPO (a)	Conversion	Weighted Average Units Outstanding
2016	31,500,000	1,500,000	(30,000,000)	30,000,000
2015	30,000,000	—	(30,000,000)	30,000,000
2014	21,056,073	—	(21,056,073)	21,056,073

(a)	Weighted average of 7,500,000 shares issued from the closing date of the IPO on October 19, 2016 to December 31, 2016.

	Year Ended December 31,
	2016	2015	2014
Basic loss per share:
Allocation of earnings:
Net (loss) income	$(92,452,828)	$(21,819,431)	$4,477,977
Weighted average common shares outstanding	31,500,000	30,000,000	21,056,073
Basic (loss) earnings per share	$(2.94)	$(0.73)	$0.21

Diluted loss per share:
Allocation of earnings:
Net (loss) income	$(92,452,828)	$(21,819,431)	$4,477,977
Weighted average common shares, including dilutive effect (a)	31,500,000	30,000,000	21,056,073
Diluted (loss) earnings per share	$(2.94)	$(0.73)	$0.21

(a)	No incremental shares of potentially dilutive restricted stock awards were included for periods presented as their effect was antidulitive under the treasury stock method.

Unaudited Pro Forma Earnings Per Share

The Company’s pro forma basic earnings per share amounts have been computed based on the weighted-average number of shares of common stock outstanding for the period, as if the common shares issued upon the conversion to Mammoth Inc. were outstanding for the entire year. A reconciliation of the components of pro forma basic and diluted earnings per common share is presented in the table below:

	Year Ended December 31,
	2016	2015	2014
Pro Forma C Corporation Data (unaudited):
Net (loss) income, as reported	$(92,452,828)	$(21,819,431)	$4,477,977
Taxes on income earned as a non-taxable entity	15,224,009	390,801	(7,590,480)
Taxes due to change to C corporation	53,088,861	—	—
Pro forma net loss	$(24,139,958)	$(21,428,630)	$(3,112,503)

Basic loss per share:
Allocation of earnings:
Net loss	$(24,139,958)	$(21,428,630)	$(3,112,503)
Weighted average common shares outstanding	43,107,452	43,107,452	22,730,627
Basic loss per share	$(0.56)	$(0.50)	$(0.14)

Diluted loss per share:
Allocation of earnings:
Net loss	$(24,139,958)	$(21,428,630)	$(3,112,503)
Weighted average common shares, including dilutive effect (a)	43,107,452	43,107,452	22,730,627
Diluted loss per share	$(0.56)	$(0.50)	$(0.14)

(a)	No incremental shares of potentially dilutive restricted stock awards were included for periods presented as their effect was antidulitive under the treasury stock method.

Pro forma basic and diluted income (loss) per share has been computed by dividing pro forma net income (loss) attributable to the Company by the number of shares of common stock determined as if the shares of common stock issued were outstanding for all periods presented. Management believes that these assumptions provide a reasonable basis for presenting the pro forma effects.